Loss Per Share - Summary of Loss Per Share (Details) - CAD ($) $ / shares in Units, $ in Thousands			12 Months Ended
		May 31, 2023	Dec. 31, 2024	Dec. 31, 2023
Weighted average shares outstanding (000s)
Basic and dilutive	[1]		264,196	259,371
Continuing operations
Net loss attributable to owners of the Company			$ (94,796)	$ (168,125)
Per share - basic			$ (0.36)	$ (0.65)
Per share - diluted			$ (0.36)	$ (0.65)
Discontinued operations
Net loss attributable to owners of the Company		$ 2,300	$ 0	$ (4,535)
Per share - basic			$ 0	$ (0.02)
Per share - diluted			$ 0	$ (0.02)
Net loss attributable to owners of the Company			$ (94,796)	$ (172,660)
Per share - basic			$ (0.36)	$ (0.67)
Per share - diluted			$ (0.36)	$ (0.67)

[1]	For the year ended December 31, 2024, there were 118.4 thousand equity classified warrants, 50.0 thousand derivative warrants, 38.9 thousand simple warrants, 24.8 thousand performance warrants, 0.6 million stock options and 9.4 million RSUs that were excluded from the calculation as the impact was anti-dilutive (year ended December 31, 2023 – 0.3 million equity classified warrants, 9.9 million derivative warrants, 0.1 million simple warrants, 0.1 million performance warrants, 0.9 million stock options and 8.6 million RSUs).